Note 5 - Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 27, 2013	Jun. 20, 2014	Feb. 06, 2014
Note 5 - Vessels, net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 46,592
	14
Percent of Brokerage Commission		1.00%
Hull S406 [Member]
Note 5 - Vessels, net (Details) [Line Items]
Vessel Acquisition Purchase Price				38,250	38,250
Capitalized Expenses for Vessel Acquisitions Under Construction		707
M/V Evian [Member]
Note 5 - Vessels, net (Details) [Line Items]
Revaluation Gain		2,086
M/T UACC Sila [Member]
Note 5 - Vessels, net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		16,978
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			26,000
			$ 14,000